RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)											1 Months Ended	12 Months Ended
	Oct. 24, 2023	Sep. 28, 2023	Aug. 28, 2023	Jul. 26, 2023	Jun. 30, 2023	Apr. 18, 2023	Mar. 03, 2023	Feb. 28, 2023	Mar. 04, 2021	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Apr. 30, 2023	Dec. 29, 2020
Related Party Transaction [Line Items]
Common stock shares outstanding												86,154,818	63,151,000
Debt instrument conversion price															$ 1.00
Interest expense												$ 56,515
DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during period									300,000,000
Due to related parties current												650,000	0
Interest expense
Common Class B [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding												7,736,268	7,736,268
Common Class B [Member] | Founder Shares [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding										8,625,000
Non Redeemable Common Class A [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding							400,000	400,000
Non Redeemable Common Class A [Member] | DHC Acquisition Corp [Member] | Sponsor Agreement [Member]
Related Party Transaction [Line Items]
Number of shares to be transferred amongst the related parties interest upon consummation of business combination								1,612,500
Common Class A [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding												0	0
Ordinary shares subject to possible redemption												2,057,453	30,945,072
Expenses incurred in connection with non redemption agreement												$ 7,291,533
Percentage of common stock shares														9.09
Temporary equity, par value														$ 27,631,384
Temporary equity, par or stated value per share												$ 10.72	$ 10.14
Expenses incurred in connection with non redemption agreements												$ 1,323,008
Common Class A [Member] | Founder Shares [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares subject to possible redemption														246,443
Common Class A [Member] | Non Redeemable Common Class A [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares subject to possible redemption														400,000
Sponsor [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share price												$ 12.00
Notice period to redeem shares												150 days
Due to related parties current
Proceeds from advances to related parties	$ 75,000	$ 75,000	$ 100,000	$ 100,000		$ 250,000	$ 50,000
Sponsor [Member] | DHC Acquisition Corp [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into warrants												$ 1,500,000
Debt instrument conversion price												$ 1.50
Sponsor [Member] | DHC Acquisition Corp [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note																$ 300,000
Due to related parties current																$ 171,357
Sponsor [Member] | DHC Acquisition Corp [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction												$ 10,000
Related party transaction. administrative expense												120,000	$ 120,000
Sponsor [Member] | DHC Acquisition Corp [Member] | Administrative Service Agreement [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Related party transaction. administrative expense												$ 340,000	220,000
Sponsor [Member] | DHC Acquisition Corp [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Number of consecutive trading days for share price determination												20 days
Sponsor [Member] | DHC Acquisition Corp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share transfer restriction, threshold trading days												30 days
Sponsor [Member] | Common Class B [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding												246,443		246,443
Sponsor [Member] | Common Class B [Member] | Founder Shares [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services											$ 25,000
Stock issued during period, shares, issued for services											7,187,500
Stock issued during period										1,437,500
Ordinary shares subject to possible redemption												1,125,000
Percentage of shares issued and outstanding												20.00%
Shares issued, shares, share-based payment arrangement, forfeited									888,732
Sponsor [Member] | Non Redeemable Common Class A [Member] | Founder Shares [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of identified shares								9.90%
Estimated fair value of non redeeming shares								1,612,500
Estimated fair value of non redeeming shares value								$ 7,291,533
Estimated fair value of non redeeming shares per share								$ 4.99
Sponsor [Member] | Common Class A [Member] | DHC Acquisition Corp [Member]
Related Party Transaction [Line Items]
Ordinary shares subject to possible redemption												1,971,536		1,971,536
Temporary equity, par value														$ 1,323,008
Temporary equity, par or stated value per share														$ 5.37
Related Party [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties													35,539
Amounts owed from related parties													13,685
Professional and other fees and costs												571,215	192,000
Related Party [Member] | Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Promissory note					$ 620,000
Interest rate					7.00%
Maturity date					Jun. 25, 2025
Proceeds from issuance of promissory note					$ 620,000
Payment terms					The Company may prepay interest and principal on the note at any time before maturity on June 25, 2025
Outstanding balance promissory note					$ 500,000
Interest expense					$ 25,299
Related Party [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related parties												$ 178,723	$ 48,069